Available-for-Sale Securities (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Purchases	$ 137	[1]	$ 10,097
Sales	3,000		1,000
Realized Loss	91		59
Fair Value	6,318		8,528
Equity in mutual funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Unrealized Gains (Losses)	744	[2]	(510)	[3]
Fair Value	6,318		8,528
Cost	$ 6,084		$ 9,038

[1]	Includes purchases under dividend reinvestment programs.
[2]	This amount represents the change in the unrealized gain or loss for three months ended March 31, 2014. The Company had no realized or unrealized gain or losses during the three months ended March 31, 2013. The amount excludes the deferred income tax benefit (provision).
[3]	Excludes the deferred income tax benefit.